NET INCOME PER SHARE	6 Months Ended
Jun. 30, 2021
NET INCOME PER SHARE
NET INCOME PER SHARE

11. NET INCOME PER SHARE

The following table sets forth the computation of basic and diluted net income per share for the periods indicated:

	Six months ended June 30,
	2021	2020
	RMB	RMB
	Unaudited	Unaudited
Numerator:
Numerator for basic and diluted income per share	8,111	10,846
Denominator:
Denominator for basic and diluted income per share weighted average ordinary shares outstanding	46,642,280	43,577,168

Basic and diluted income per share	0.17	0.25

Basic net income (loss) per share is computed using the weighted average number of the ordinary shares outstanding during the period. Diluted net income (loss) per share is computed using the weighted average number of ordinary shares and ordinary equivalent shares outstanding during the period.